PROVISIONS	12 Months Ended
Mar. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
Changes in provisions are as follows:

	Restoration				Onerous
	and simulator				contracts
	removal	Restructuring	Legal	Warranties	and other	Total
Provisions, as at March 31, 2024	$9.7	$15.3	$0.3	$14.6	$16.7	$56.6
Additions	—	37.7	4.6	16.2	5.2	63.7
Business combinations (Note 2)	0.6	—	—	—	—	0.6
Amount used	—	(40.4)	—	(15.4)	(10.6)	(66.4)
Reversal of unused amounts	(0.1)	(4.6)	—	—	(2.0)	(6.7)
Foreign currency exchange differences	0.7	(0.1)	0.1	—	0.6	1.3
Transfers and others	0.1	(0.3)	(0.4)	—	0.3	(0.3)
Provisions, as at March 31, 2025	$11.0	$7.6	$4.6	$15.4	$10.2	$48.8
Current portion	$—	$7.6	$4.6	$12.6	$9.7	$34.5
Non-current portion	$11.0	$—	$—	$2.8	$0.5	$14.3